Velocity Commercial Capital Loan Trust 2022-2 ABS-15G

Exhibit 99.04

Exception Standard Report (Loan Grades)
Run Date - 3/23/2022 1:58:42 PM
SitusAMC Loan ID	Customer Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments
XXXX	XXXX	1000387	XXXX	6429	Comment	open		3	Collection Comments - Incomplete -	Missing 03/01/2021 - 11/03/2021
XXXX	XXXX	1000409	XXXX	6429	Comment	open		3	Collection Comments - Incomplete -	Missing 03/01/2021 - 09/26/2021